UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22492

MainGate Trust
 (Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720
Memphis, TN 38119
 (Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 720
Memphis, TN 38119
 (Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2018

Master Limited Partnerships and Related Companies - 96.6%(1)	Shares	Fair Value
Crude/Refined Products Pipelines and Storage - 40.2%(1)
United States - 40.2%(1)
BP Midstream Partners, L.P.	1,978,000	39,025,940
Buckeye Partners, L.P.	2,700,000	95,202,000
Genesis Energy, L.P. - Class A(2)	4,940,000	118,214,200
Magellan Midstream Partners, L.P.	950,000	64,837,500
MPLX, L.P.	1,500,000	53,205,000
Phillips 66 Partners, L.P.	1,100,000	56,606,000
Plains All American Pipeline, L.P.	2,100,000	54,852,000
Plains GP Holdings, L.P. - Class A(2)	2,800,000	72,184,000
Semgroup Corporation - Class A(2)	2,700,000	65,340,000
Shell Midstream Partners, L.P.	2,400,000	53,688,000
Valero Energy Partners, L.P.	600,000	21,474,000
		694,628,640
Natural Gas/Natural Gas Liquid Pipelines and Storage - 37.8%(1)
United States - 37.8%(1)
Energy Transfer Equity, L.P. (2)	4,500,000	78,750,000
Energy Transfer Partners, L.P.	6,300,000	142,065,000
Enterprise Products Partners, L.P.	4,700,000	134,420,000
EQT GP Holdings, L.P. (2)	1,080,000	22,680,000
EQT Midstream Partners, L.P.	300,000	17,148,000
Western Gas Equity Partners, L.P. (2)	1,900,000	64,334,000
Western Gas Partners, L.P.	1,000,000	48,850,000
Williams Companies, Inc.(2)	4,936,200	146,062,158
		654,309,158
Natural Gas Gathering/Processing - 18.6%(1)
United States - 18.6%(1)
Antero Midstream Partners, L.P.	1,750,000	51,222,500
Enlink Midstream Partners, L.P.	2,400,000	42,720,000
Enlink Midstream, LLC(2)	5,500,000	89,650,000
Targa Resources Corporation(2)	2,500,000	137,675,000
		321,267,500
Total Master Limited Partnerships and Related Companies (Cost $1,400,074,459)		1,670,205,298

Total Investments - 96.6% (Cost $1,400,074,459)(1)		1,670,205,298
Other Assets in Excess of Liabilities - 3.4%(1)		57,894,584
Net Assets Applicable to Common Stockholders - 100.0%(1)		$1,728,099,882

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	MLP general partner interest.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2018 was as follows:

Cost of investments	$1,379,878,208
Gross unrealized appreciation	329,536,712
Gross unrealized depreciation	(39,209,622)
Net unrealized appreciation	$290,327,090

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2018	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$1,670,205,298	$1,670,205,298	$-	$-
Total	$1,670,205,298	$1,670,205,298	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2018.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2018.

Investments in Affiliates

If a Fund’s Holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  The Fund did not have affiliates during the period ended August 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MainGate Trust

By (Signature and Title)  /s/ Matthew G. Mead
Matthew G. Mead, President & Chief Executive Officer

Date  September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Matthew G. Mead
Matthew G. Mead, President & Chief Executive Officer

Date  September 20, 2018

By (Signature and Title)  /s/ Geoffrey P. Mavar
Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date  September 20, 2018